NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 01, 2018	Mar. 31, 2023	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Notes Payable		$ 77,400	$ 119,215
Kok Chee Lee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes Payable		42,651	42,651
Former Secy Of Board [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount	$ 32,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Dec. 01, 2018
Interest Payable		$ 7,762	$ 6,562